Vehicles and equipment on operating leases (Summary of Vehicles and Equipment on Operating Lease) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2018	Mar. 31, 2017
Property Subject to or Available for Operating Lease [Line Items]
Less - Deferred income and other	¥ (203,679)	¥ (152,044)
Vehicles and equipment on operating leases, gross	5,934,393	5,966,579
Less - Accumulated depreciation	(1,352,840)	(1,263,774)
Less - Allowance for credit losses	(15,013)	(18,889)
Vehicles and equipment on operating leases, net	4,566,540	4,683,916
Vehicles
Property Subject to or Available for Operating Lease [Line Items]
Vehicles and equipment on operating leases, gross	6,124,699	6,105,527
Equipment
Property Subject to or Available for Operating Lease [Line Items]
Vehicles and equipment on operating leases, gross	¥ 13,373	¥ 13,096